ADVANCE TO VENDORS, NET - Allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Allowance for doubtful accounts for advance to vendors roll forward
Beginning balance	$ 175,135
Ending balance	266,351	$ 175,135
Nonrelated Party
Allowance for doubtful accounts for advance to vendors roll forward
Beginning balance	175,135	254,538
Additions (reversal)	92,604	(67,570)
Foreign currency translation adjustments	(1,388)	(11,833)
Ending balance	$ 266,351	$ 175,135